GONING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 60,458		$ 36,958	$ 4,458
Net Cash Provided by (Used in) Operating Activities	248,739	$ 174,019	1,430,312	518,493
Retained Earnings (Accumulated Deficit)	15,028,400		$ 13,835,294	$ 16,755,676
Negative Working Capital	$ 14,595,097